Document and Entity Information	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	DERMTECH, INC.
Entity Central Index Key	0001651944
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38118
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2870849
Entity Address, Address Line One	11099 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	450-4222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DMTK
Security Exchange Name	NASDAQ